HARTFORD HLS SEries FUND II, INC.

On behalf of Hartford Small Cap Growth HLS Fund and Hartford Small/Mid Cap Equity HLS Fund (each a “Fund” and collectively, the “Funds”), each a series of Hartford HLS Series Fund II, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplements for the Funds, dated August 9, 2018.  The prospectus supplements were filed with the U.S. Securities and Exchange Commission on August 9, 2018 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001144204-18-043034) and are incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document